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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form
                              Please print or type

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1.    Name and address of issuer:

      John Hancock Variable Annuity Account H
      601 Congress Street
      Boston, MA  02210

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2.    The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.    Investment Company Act File Number: 811-07711

      Securities Act File Numbers: 333-08345; 333-84771; 333-84783; 333-84765;
      333-81103

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4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

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4(b). [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuers fiscal year). (See Instruction A.2)

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4(c). [ ] Check box if this is the last time the issuer will be filing this
      Form.

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5.    Calculation of registration fee:

      (i)   Aggregate sale price of securities
            sold during the fiscal year pursuant
            to section 24 (f):                                   $   11,899,198

      (ii)  Aggregate price of securities
            redeemed or repurchased during the
            fiscal year:                          $416,332,979

      (iii) Aggregate price of securities
            redeemed or repurchased during any
            prior fiscal year ending no earlier
            than October 11, 1995 that were not
            previously used to reduce
            registration fees payable to the
            Commission:                           $          0

      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]:                        - $416,332,979

      (v)   Net sales -- if Item 5(i) is greater
            than Item 5(iv) [subtract Item 5(iv)
            from Item 5(i)]                                      $            0

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      (vi)  Redemption credits available for use
            in future years -- if Item 5(i) is
            less than Item 5(iv) [subtract Item
            (iv)from Item 5(i)]:                                 $ (404,433,781)

     (vii)  Multiplier for determining
            registration fee (See Instruction
            C.9):                                                    x. 00003930

     (viii) Registration fee due [multiply Item
            5(v) by Item 5(vii)] (enter "0" if
            no fee is due) :                                     = $           0

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6.    Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: .

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7.    Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):     $ _______________

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8.    Total of the amount of the registration fees due plus any interest due
      [line 5(viii) plus line 7]:
                                                               = $ _____________

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9.    Date the registration fee and any interest payment was sent to the
      Commission's lockbox depository:

           SEC Account No. designated to receive payment: _____________

           Method of Delivery:

                    [ ] Wire Transfer
                    [ ] Mail or other means

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File Number: 811-07711

Registrant: John Hancock Variable Annuity Account H

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Yiji Starr
                          --------------------------------
                          Yiji Starr
                          Vice President & CFO Annuities

Date: March 31, 2008